SCHEDULE OF REALIZED AND UNREALIZED GAIN OR LOSS ON INVESTMENTS, AND IMPAIRMENT LOSS ON INVESTMENTS (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Investments, All Other Investments [Abstract]
Realized gain	¥ 129	¥ 30,363	¥ 11,019
Unrealized gain (loss)	5,799	371	(20,705)
Impairment loss	¥ 28,104		¥ 22,847